UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  April 30, 2019

Item 1. Schedule of Investments.

RYZZ Managed Futures Strategy Plus ETF
Schedule of Investments
April 30, 2019 (Unaudited)

Shares		Security Description			Value
		COMMON STOCKS — 27.5%
		Communication Services — 7.5%
1,621		Alphabet, Inc. (a)			$1,926,526
2,020		Baidu, Inc. - ADR (a)			335,785
2,280		Facebook, Inc. - Class A (a)			440,952
1,616		Netflix, Inc. (a)			598,793
1,520		Walt Disney Company			208,194
					3,510,250
		Consumer Discretionary — 5.0%
1,520		Alibaba Group Holding, Ltd. - ADR (a)			282,066
300		Amazon.com, Inc. (a)			577,956
1,013		Home Depot, Inc.			206,348
2,331		McDonald’s Corporation			460,536
2,220		NIKE, Inc. - Class B			194,983
2,600		Tesla, Inc. (a)			620,594
					2,342,483
		Consumer Staples — 0.2%
1,013		Walmart, Inc.			104,177
		Financials — 4.7%
4,663		Berkshire Hathaway, Inc. - Class B (a)			1,010,519
4,450		Goldman Sachs Group, Inc.			916,344
2,527		JPMorgan Chase & Company			293,258
					2,220,121
		Health Care — 2.9%
5,868		UnitedHealth Group, Inc.			1,367,655
		Industrials — 4.4%
2,000		3M Company			379,020
2,600		Boeing Company			981,994
5,000		Caterpillar, Inc.			697,100
					2,058,114
		Information Technology — 2.8%
4,561		Apple, Inc.			915,256
2,300		NVIDIA Corporation			416,300
					1,331,556
		TOTAL COMMON STOCKS (Cost $12,645,041)			12,934,356

		SHORT-TERM INVESTMENTS — 64.6%
Par		U.S. TREASURY OBLIGATIONS — 64.6%	Effective Yield	Maturity	Value
30,467,000		U.S. Treasury Bill	2.400%	05/16/19	30,437,954
		TOTAL SHORT-TERM INVESTMENTS (Cost $30,437,954)			30,437,954
		TOTAL INVESTMENTS — 92.1% (Cost $43,082,995)			43,372,310
		OTHER ASSETS IN EXCESS OF LIABILITIES — 7.9%			3,730,644
		NET ASSETS — 100.0%			$47,102,954

	Percentages are stated as a percentage of net assets.
	(a)	Non-income producing security.
	ADR	American Depositary Receipt.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

RYZZ Managed Futures Strategy Plus ETF
Schedule of Open Futures Contracts
April 30, 2019 (Unaudited)

				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts	Description	Month	Amount	(Depreciation)
40	DJIA MINI e-CBOT	June 2019	$5,316,800	$4,286
80	NASDAQ 100 E-MINI	June 2019	12,480,000	(60,458)
	Total Futures Contracts		$17,796,800	$(56,172)

Summary of Fair Value Disclosure at April 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Shares
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,934,356	$-	$-	$12,934,356
Short-Term Investments	-	30,437,954	-	30,437,954
Total Investments in Securities	$12,934,356	$30,437,954	$-	$43,372,310

^See Schedule of investments for breakout of investments by sector classification.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets (a)
Futures Contracts	$(56,172)	$-	$-	$(56,172)
	$(56,172)	$-	$-	$(56,172)

(a) This amount represents the cumulative appreciation/(depreciation) as reported in the Schedule of Open Futures Contracts.

For the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         6/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          6/20/19

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         6/20/19

* Print the name and title of each signing officer under his or her signature.